Fees and Expenses - BNY Mellon Sustainable U.S. Equity Fund, Inc.	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 14 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon Sustainable U.S. Equity Fund, Inc.	A		C	I	Y	Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Sustainable U.S. Equity Fund, Inc.		A	C	I	Y	Z
Management Fees (as a percentage of Assets)		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.00%	0.75%	0.00%	0.00%	0.00%
Component2 Other Expenses		0.25%	0.25%	0.00%	0.00%	0.05%
Component3 Other Expenses		0.14%	0.28%	0.11%	0.19%	0.10%
Other Expenses (as a percentage of Assets):		0.39%	0.53%	0.11%	0.19%	0.15%
Expenses (as a percentage of Assets)		0.99%	1.88%	0.71%	0.79%	0.75%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.18%)	(0.01%)	(0.09%)	0.00%
Net Expenses (as a percentage of Assets)		0.95%	1.70%	0.70%	0.70%	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027	September 30, 2027
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until September 30, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after September 30, 2027, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Sustainable U.S. Equity Fund, Inc. - USD ($)	A	C	I	Y	Z
Expense Example, with Redemption, 1 Year	$ 666	$ 273	$ 72	$ 72	$ 77
Expense Example, with Redemption, 3 Years	868	573	226	243	240
Expense Example, with Redemption, 5 Years	1,087	999	394	430	417
Expense Example, with Redemption, 10 Years	$ 1,715	$ 2,186	$ 882	$ 970	$ 930

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon Sustainable U.S. Equity Fund, Inc. - USD ($)	A	C	I	Y	Z
Expense Example, No Redemption, 1 Year	$ 666	$ 173	$ 72	$ 72	$ 77
Expense Example, No Redemption, 3 Years	868	573	226	243	240
Expense Example, No Redemption, 5 Years	1,087	999	394	430	417
Expense Example, No Redemption, 10 Years	$ 1,715	$ 2,186	$ 882	$ 970	$ 930

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.79% of the average value of its portfolio.

Portfolio Turnover, Rate	31.79%
A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.